Earnings per share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation between weighted-average shares used in basic and diluted earnings per share calculation
Following is the reconciliation between the number of weighted-average shares used in the basic and diluted EPS calculations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2017	2016	2017	2016
Weighted-average number of common shares outstanding during the period—basic	571.8	622.6	585.1	632.9
Dilutive common stock equivalents:(1)
Outstanding stock options, restricted stock units and executive deferred compensation units	2.9	4.5	3.3	4.5
Weighted-average number of common shares outstanding during the period—diluted	574.7	627.1	588.4	637.4
(1)
Excludes equity award shares of 9.2 million and 8.6 million for the three months ended September 30, 2017 and 2016, respectively, and 9.2 million and 7.8 million for the nine months ended September 30, 2017 and 2016, respectively. These shares were excluded because the effect is anti-dilutive.

Following is the reconciliation between the number of weighted-average shares used in the basic and diluted EPS calculations as of December 31, 2016, 2015 and 2014:

(in millions)	2016	2015	2014
Weighted-average number of common shares outstanding during the period – basic	626.9	689.0	750.3
Dilutive common stock equivalents:(1)
Outstanding stock options, stock-settled stock appreciation rights, restricted stock units and executive deferred compensation units	4.5	6.3	8.8
Weighted-average number of common shares outstanding during the period – diluted	631.4	695.3	759.1

(1)	Excludes equity awards of 8.0 million, 2.4 million and 2.4 million for the years ended December 31, 2016, 2015 and 2014, respectively. These were excluded because the effect is anti-dilutive.